INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2025
INTANGIBLE ASSETS
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

	September 30,	December 31,
	2025	2024
Intangible assets	2,703,421	2,403,037
Impairment allowance	(90,447)	(90,104)
	2,612,974	2,312,933

Movements in Intangible assets (without considering the impairment allowance) are as follows:

	September 30,
	2025	2024
At the beginning of the year	2,403,037	2,497,530
Acquisitions through business combination (*)	363,205	—
CAPEX	88,201	37,812
Currency translation adjustments	2,751	(10,708)
Amortization of the period	(153,773)	(106,453)
At the end of the period	2,703,421	2,418,181

(*) See Note 16.

The evolution of the provision for impairment of intangible assets is as follows:

	September 30,
	2025	2024
Balances at the beginning of the fiscal year	(90,104)	(90,085)
Increases	(343)	—
Balances at the end of the period	(90,447)	(90,085)